Intangible Lease Liabilities, Net (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Lease Liabilities, Net [Abstract]
Amortization of below-market leases	$ 1,232	$ 1,221	$ 4,832	$ 2,126	$ 536